Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income
9.	Financial Assets at Fair Value through Other Comprehensive Income:

As of December 31, 2025 and 2024, financial assets are detailed as follows:

	2025	2024
	MCh$	MCh$
Debt Financial Instruments	3,548,971	2,088,345
Equity Instruments	11,232	9,492
Total	3,560,203	2,097,837

(a)	Debt Financial Instruments at fair value through OCI:

As of December 31, 2025 and 2024 the detail of debt financial instruments is as follows:

	2025	2024
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	—	—
Bonds and Promissory notes from the General Treasury of the Republic	1,174,234	660,321
Other fiscal debt financial instruments	72	456

Other Instruments Issued in Chile
Debt financial instruments from other domestic banks	2,234,247	1,321,030
Bonds and trade effects from domestic companies	104,679	54,600
Other debt financial instruments issued in the country	—	—

Instruments Issued Abroad
Financial instruments from foreign Central Banks	—	—
Financial instruments from foreign governments and fiscal entities	35,739	48,883
Debt financial instruments from other foreign banks	—	—
Bonds and trade effects from foreign companies	—	3,055
Other debt financial instruments issued abroad	—	—
Total	3,548,971	2,088,345

“Instruments issued by the Chilean Government and Central Bank of Chile” include instruments sold under repurchase agreements to customers and financial institutions for an amount of Ch$43,599 million in December 2025 (Ch$10,001 million in December 2024). The repurchase agreements have an average maturity of 5 days in December 2025 (2 days in December 2024).

Under the same item, instruments that guarantee margins for cleared derivatives transactions are classified through Comder Contraparte Central S.A. (Chilean clearing-house) for an amount of Ch$20,714 million as of December 31, 2025 (Ch$22,719 million as of December 31, 2024).

As of December 31, 2025 the allowance for ECL for debt instruments at fair value through other comprehensive income was Ch$6,979 million (Ch$4,226 million as of December 31, 2024).

(a.1)	The credit ratings of the issuers of debt instruments as of December 31, 2025 and 2024, are as follows:

	As of December 31, 2025				As of December 31, 2024
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	3,548,971	—	—	3,548,971	2,088,345	—	—	2,088,345
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	3,548,971	—	—	3,548,971	2,088,345	—	—	2,088,345

(a.2)	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2025 and 2024, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value	ECL	Fair value	ECL	Fair value	ECL	Fair value	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2024	3,786,525	5,500	—	—	—	—	3,786,525	5,500
Net change on Balance *	(1,694,790)	(1,274)	—	—	—	—	(1,694,790)	(1,274)
Change in fair value	(3,390)	—	—	—	—	—	(3,390)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2024	2,088,345	4,226	—	—	—	—	2,088,345	4,226

Balance as of January 1, 2025	2,088,345	4,226	—	—	—	—	2,088,345	4,226
Net change on Balance *	1,454,573	2,753	—	—	—	—	1,454,573	2,753
Change in fair value	6,053		—	—	—	—	6,053
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2025	3,548,971	6,979	—	—	—	—	3,548,971	6,979

*	Net change between assets purchased and assets derecognized.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.
(b)	Equity instruments at fair value through OCI:

As of December 31, 2025 and 2024, the detail of equity instruments is as follows:

	2025	2024
	MCh$	MCh$
Equity instruments issued in Chile	8,744	7,277
Equity instruments issued by foreign institutions	2,488	2,215
Total	11,232	9,492

The equity investments issued by foreign institutions represent shares of currency exchange offices and servicing companies that the Bank is obliged to hold in order to benefit from these services. Investments in shares correspond to: Holding Bursátil Regional S.A., Banco Latinoamericano de Comercio Exterior S.A. (Bladex), Bolsa Electrónica de Chile, Bolsa de Valores, Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales (Swift) and CCLV Contraparte Central S.A. These investments have been irrevocably designated as at fair value through other comprehensive income and, therefore, are recorded at market value in accordance with IFRS 9.

(c)	Realized and unrealized profits:

As of December 31, 2025, the portfolio of debt financial instruments includes an accumulated unrealized gain of Ch$13,284 million (accumulated unrealized gain of Ch$4,478 million in December 2024), recorded as a valuation adjustment through other comprehensive income.

Gross realized gains and losses on the sale of debt financial instruments, as of December 31, 2025, 2024 and 2023 are reported under “Net Financial Result” (See Note No. 31). The realized gains and losses at the end of both periods are the following:

	2025	2024	2023
	MCh$	MCh$	MCh$
Unrealized gains (losses)	23,681	3,386	4,352
Realized losses (gains) reclassified to income	(14,875)	(8,050)	4,522
Subtotal	8,806	(4,664)	8,874
Income tax on other comprehensive income	(936)	(710)	(1,806)
Net effect in other comprehensive income	7,870	(5,374)	7,068